UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     August 14, 2009

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          18

Form 13F Information Table Value Total:  $1,877,042



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN REPROGRAPHICS COMPANY      COM          029263100    17156  2062028 SH       Sole                  2062028
AVID TECHNOLOGY, INC.               COM          05367P100   119198  8888709 SH       Sole                  8888709
CAREER EDUCATION CORP.              COM          141665109   403852 16225475 SH       Sole                 16225475
CB RICHARD ELLIS GROUP, INC.        COM          12497t101   356402 38077172 SH       Sole                 38077172
COLLECTIVE BRANDS, INC.             COM          19421W100    44293  3040037 SH       Sole                  3040037
ECHOSTAR CORPORATION                COM          278768106    29279  1836818 SH       Sole                  1836818
ELECTRONICS FOR IMAGING, INC.       COM          286082102    49248  4619906 SH       Sole                  4619906
ERESEARCH TECHNOLOGY, INC.          COM          29481V108    39737  6409203 SH       Sole                  6409203
FIRST AMERICAN CORP.                COM          318522307   111041  4285634 SH       Sole                  4285634
ITT EDUCATIONAL SERVICES INC.       COM          45068b109   365980  3635807 SH       Sole                  3635807
KINETIC CONCEPTS, INC.              COM          49460W208    70525  2588101 SH       Sole                  2588101
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109    31419 17651335 SH       Sole                 17651335
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357c503     9606  3557767 SH       Sole                  3557767
ROVI CORP.                          COM          55611c108    39658  1818332 SH       Sole                  1818332
SBA COMMUNICATIONS CORP.            COM          78388J106    53102  2163911 SH       Sole                  2163911
SEI INVESTMENTS COMPANY             COM          784117103    64863  3595507 SH       Sole                  3595507
SYMMETRY MEDICAL, INC.              COM          871546206    25817  2770104 SH       Sole                  2770104
WILLIAMS SONOMA, INC.               COM          969904101    45866  3864055 SH       Sole                  3864055